UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Empyrean Capital Partners, LP
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Address:   10250 Constellation Boulevard
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           Suite 2950
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           Los Angeles, California  90067
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Form 13F File Number:  028-11141
                       -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   C. Martin Meekins
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Title:  General Counsel and Chief Compliance Officer
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Phone:  310-843-3071
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Signature,  Place,  and  Date  of  Signing:

/s/ C. Martin Meekins              Los Angeles, California            11/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Note: The information provided herein with respect to warrants assumes the exercise of the reported warrants solely to determine voting authority

Report  Type  (Check  only  one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              53

Form 13F Information Table Value Total:  $    2,691,635
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- ---------- --------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT   OTHER       VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE   SHARED  NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- ---------- ------ ------ ------
ABBOTT LABS                  COM              002824100   41,136    600,000 SH  PUT  SOLE                    600,000    0     0
ADVANCED MICRO DEVICES INC   NOTE 6.000% 5/0  007903AL1   26,448 26,000,000 PRN      SOLE                 26,000,000    0     0
AT&T INC                     COM              00206R102   47,125  1,250,000 SH  PUT  SOLE                  1,250,000    0     0
BALLY TECHNOLOGIES INC       COM              05874B107   91,372  1,850,000 SH       SOLE                  1,850,000    0     0
BARNES GROUP INC             NOTE 3.375% 3/1  067806AD1   10,875 10,000,000 PRN      SOLE                 10,000,000    0     0
BOSTON PRIVATE FINL HLDGS IN *W EXP 11/21/201 101119113    1,289    312,780 SH       SOLE                    312,780    0     0
CHEMED CORP NEW              NOTE 1.875% 5/1  16359RAC7    1,582  1,500,000 PRN      SOLE                  1,500,000    0     0
CIT GROUP INC                COM NEW          125581801    9,848    250,000 SH       SOLE                    250,000    0     0
COCA COLA CO                 COM              191216100   37,930  1,000,000 SH  PUT  SOLE                  1,000,000    0     0
COMTECH TELECOMMUNICATIONS C NOTE 3.000% 5/0  205826AF7    9,493  8,970,000 PRN      SOLE                  8,970,000    0     0
COMVERSE TECHNOLOGY INC      COM PAR $0.10    205862402    7,889  1,282,775 SH       SOLE                  1,282,775    0     0
CORELOGIC INC                COM              21871D103    6,420    241,977 SH       SOLE                    241,977    0     0
DIGITAL RIV INC              NOTE 2.000%11/0  25388BAD6   19,235 20,033,000 PRN      SOLE                 20,033,000    0     0
DISCOVERY COMMUNICATNS NEW   COM SER C        25470F302   20,434    364,634 SH       SOLE                    364,634    0     0
DOLLAR FINL CORP             NOTE 2.875% 6/3  256664AB9    4,703  4,630,000 PRN      SOLE                  4,630,000    0     0
ELECTRONIC ARTS INC          NOTE 0.750% 7/1  285512AA7    5,505  6,000,000 PRN      SOLE                  6,000,000    0     0
ENERSYS                      NOTE 3.375% 6/0  29275YAA0   11,472 10,000,000 PRN      SOLE                 10,000,000    0     0
FIRST AMERN FINL CORP        COM              31847R102    5,244    241,977 SH       SOLE                    241,977    0     0
GENCORP INC                  SDCV 4.062%12/3  368682AN0   14,375 11,450,000 SH       SOLE                 11,450,000    0     0
GENERAL MTRS CO              *W EXP 07/10/201 37045V126    2,093    253,355 SH       SOLE                    253,355    0     0
GLOBAL EAGLE ACQUISITION COR COM              37951D102   11,940  1,200,000 SH       SOLE                  1,200,000    0     0
GLOBAL EAGLE ACQUISITION COR *W EXP 05/13/201 37951D110      369  1,191,250 SH       SOLE                  1,191,250    0     0
GREATBATCH INC               SDCV 2.250% 6/1  39153LAB2   28,676 28,803,000 SH       SOLE                 28,803,000    0     0
HCA HOLDINGS INC             COM              40412C101   33,250  1,000,000 SH  PUT  SOLE                  1,000,000    0     0
HOME DEPOT INC               COM              437076102   39,241    650,000 SH  PUT  SOLE                    650,000    0     0
INTL PAPER CO                COM              460146103   72,640  2,000,000 SH       SOLE                  2,000,000    0     0
ISHARES TR                   RUSSELL 2000     464287655   58,408    700,000 SH  PUT  SOLE                    700,000    0     0
KNIGHT CAP GROUP INC         NOTE 3.500% 3/1  499005AE6   49,131 54,150,000 PRN      SOLE                 54,150,000    0     0
LABORATORY CORP AMER HLDGS   COM NEW          50540R409   69,353    750,000 SH       SOLE                    750,000    0     0
LIBERTY INTERACTIVE CORP     INT COM SER A    53071M104   96,200  5,200,000 SH       SOLE                  5,200,000    0     0
LIBERTY MEDIA CORPORATION    LIB CAP COM A    530322106   57,244    550,000 SH       SOLE                    550,000    0     0
LIFE TECHNOLOGIES CORP       COM              53217V109   87,939  1,800,000 SH       SOLE                  1,800,000    0     0
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100   80,535  1,500,000 SH  PUT  SOLE                  1,500,000    0     0
MEDICIS PHARMACEUTICAL CORP  NOTE 1.375% 6/0  584690AC5   13,467 12,500,000 PRN      SOLE                 12,500,000    0     0
NETAPP INC                   NOTE 1.750% 6/0  64110DAB0    9,703  8,500,000 PRN      SOLE                  8,500,000    0     0
NEXEN INC                    COM              65334H102   38,010  1,500,000 SH       SOLE                  1,500,000    0     0
POWERSHARES QQQ TRUST        UNIT SER 1       73935A104   85,713  1,250,000 SH  PUT  SOLE                  1,250,000    0     0
RENTECH INC                  NOTE 4.000% 4/1  760112AA0    3,163  3,183,000 PRN      SOLE                  3,183,000    0     0
RF MICRODEVICES INC          COM              749941100      316     80,000 SH       SOLE                     80,000    0     0
RTI INTL METALS INC          NOTE 3.000%12/0  74973WAA5   14,074 13,377,000 PRN      SOLE                 13,377,000    0     0
SELECT SECTOR SPDR TR        SBI INT-FINL     81369Y605   23,385  1,500,000 SH  PUT  SOLE                  1,500,000    0     0
SELECT SECTOR SPDR TR        SBI INT-INDS     81369Y704   36,530  1,000,000 SH  PUT  SOLE                  1,000,000    0     0
SPDR GOLD TRUST              GOLD SHS         78463V107  173,368  1,008,600 SH       SOLE                  1,008,600    0     0
SPDR GOLD TRUST              GOLD SHS         78463V107  240,646  1,400,000 SH  PUT  SOLE                  1,400,000    0     0
SPDR S&P 500 ETF TR          TR UNIT          78462F103  594,092  4,126,500 SH  PUT  SOLE                  4,126,500    0     0
TELEFLEX INC                 NOTE 3.875% 8/0  879369AA4    4,392  3,500,000 PRN      SOLE                  3,500,000    0     0
TEREX CORP NEW               NOTE 4.000% 6/0  880779AV5    2,776  1,750,000 PRN      SOLE                  1,750,000    0     0
TFS FINL CORP                COM              87240R107   54,420  6,000,000 SH       SOLE                  6,000,000    0     0
TYCO INTERNATIONAL LTD       SHS              H89128104  109,707  1,950,000 SH       SOLE                  1,950,000    0     0
UNITED PARCEL SERVICE INC    CL B             911312106   35,785    500,000 SH  PUT  SOLE                    500,000    0     0
WAL-MART STORES INC          COM              931142103   92,250  1,250,000 SH  PUT  SOLE                  1,250,000    0     0
XPO LOGISTICS INC            COM              983793100      600     49,050 SH       SOLE                     49,050    0     0
YAHOO INC                    COM              984332106   99,844  6,250,000 SH       SOLE                  6,250,000    0     0
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